Annual Total Returns[BarChart] - DWS CROCI Equity Dividend Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.28%)	11.97%	27.00%	9.69%	(7.16%)	19.18%	19.25%	(3.23%)	29.43%	(9.48%)